Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Liabilities and Other Liabilities [Abstract]
Summary of Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Payroll and welfare payables	32,532	39,268	5,693
Provision for litigation settlement (a)	—	23,506	3,408
Payables for service fees	10,919	15,572	2,258
Other taxes payables	5,014	6,070	880
Product warranty liabilities	4,758	3,306	479
Payables for acquisition of property and equipment	1,237	3,040	441
Consideration payable to an equity method investment (Note 10(a))	2,800	1,750	254
Accrued interests	769	749	109
Others	3,822	4,502	653

	61,851	97,763	14,175

Summary of Reconciliation of Changes in Product Warranty Liability
A reconciliation of the changes in the Group’s product warranty liability is as follows:

	For the year ended December 31,
	2021	2022
	RMB	RMB	US$
Balance as of the beginning of the year	4,856	4,758	690
Accruals during the year	1,258	880	128
Claims during the year	(319)	(661)	(96)
Reversal during the year	(1,037)	(1,197)	(174)

Balance as of the ending of the year	4,758	3,780	548
Less: Non-current portion of warranty	—	(474)	(69)

Current portion of warranty	4,758	3,306	479